26. Finance debt (Details Narrative) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Proceeds from financing	$ 15,796	$ 4,725
USD
Statement Line Items [Line Items]
Proceeds from financing	$ 15,796
Description of finance debt and reconciliation	Principally reflecting: (i) funds raised from banking market (in Brazil and abroad), in the amount of US$ 3,044, and (ii) use of revolving credit lines, in the amount of US$ 8,010 and (iii) global notes issued in the capital market in the amount of US$ 3,207, of which US$ 1,495 relates to the issue of new bonds maturing in 2031 and US$ 1,712 the remaining relates to new bonds issued maturing in 2050.
Description of repaid financial debt	(i) pre-payment of banking loans in the domestic and international market totaling US$ 2,885; and (ii) US$ 1,404 relating to repurchase of bonds previously issued by the Company in the open market, with net premium paid to bond holders amounting to US$ 262.
Repaid financial debt	$ 8,919
Financial settlements cost	2,490
Level I [member] | USD
Statement Line Items [Line Items]
Fair value measurement, liabilities	38,219		$ 39,057
Level II [member] | USD
Statement Line Items [Line Items]
Fair value measurement, liabilities	$ 37,536		$ 46,872